As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust) SCHEDULE OF INVESTMENTS September 30, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 80.0%

Aerospace & Defense - 0.4%
Innovative Solutions and Support, Inc. (a)	540,000	$2,705,400

Automobiles & Components - 0.6%
Goodyear Tire & Rubber Company (a)(c)	250,525	4,266,441

Banks - 6.5%
Bank of America Corp. (c)	2,800,000	47,376,000

Capital Goods - 1.0%
Reliance Steel & Aluminum Co. (c)	172,500	7,341,600

Coal - 3.7%
CONSOL Energy Inc. (c)	600,000	27,066,000

Communications Equipment - 7.9%
Cisco Systems, Inc. (a)	1,800,000	42,372,000
Harris Corp.	400,000	15,040,000
		57,412,000
Computers & Equipment - 2.1%
Intel Corp.	416,000	8,141,120
International Business Machines Corp.	55,000	6,578,550
PC Connection, Inc. (a)	60,000	326,400
		15,046,070

Construction Materials - 0.8%
Cemex S.A. de C.V. - ADR (a)(b)(c)	433,188	5,596,788

MUHLENKAMP FUND (A Portfolio of the Wexford Trust) SCHEDULE OF INVESTMENTS September 30, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Data Processing & Outsourced Services - 4.5%
Alliance Data Systems Corporation (a)	325,000	$19,851,000
iGATE Corporation	133,300	1,143,714
Lender Processing Services, Inc.	318,398	12,153,252
		33,147,966

Energy Equipment & Services - 1.6%
Transocean Inc. (a)(b)	134,880	11,536,286

Financial Services - 4.9%
Invesco Limited (b)	200,000	4,552,000
Legg Mason Inc. (c)	1,000,000	31,030,000
		35,582,000

Health Care Providers & Services - 12.0%
Amedisys, Inc.(a)	315,000	13,743,450
Hologic, Inc. (a)	300,000	4,902,000
Kinetic Concepts Inc. (a)	695,700	25,726,986
Laboratory Corporation of America Holdings (a)	170,000	11,169,000
UnitedHealth Group, Inc.	931,200	23,317,248
Zimmer Holdings, Inc. (a)	165,000	8,819,250
		87,677,934
Household Durables - 0.6%
Stanley Furniture Co., Inc.	420,800	4,363,696

Industrial Conglomerates - 4.7%
General Electric Co.	2,077,000	34,104,340

Information Software & Services - 5.5%
Fidelity National Information Services, Inc.	336,797	8,591,692
Oracle Corp.	1,500,000	31,260,000
		39,851,692

Insurance - 6.9%
Aflac, Inc.	180,000	7,693,200
Berkshire Hathaway Inc. - Class B (a)	5,436	18,063,828
The Hartford Financial Services Group, Inc.	730,000	19,345,000
Principal Financial Group, Inc.	195,000	5,341,050
		50,443,078

Medical Products - 0.1%
China Medical Technologies, Inc. (a)(b)	49,300	799,646

MUHLENKAMP FUND (A Portfolio of the Wexford Trust) SCHEDULE OF INVESTMENTS September 30, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Oil, Gas & Consumable Fuels - 3.9%
Chesapeake Energy Corp.	1,000,000	28,400,000

Pharmaceuticals & Biotechnology - 3.5%
Marshall Edwards, Inc. (a)	75,607	73,339
Novogen, Ltd. - ADR (a)(b)	250,360	768,605
Pfizer, Inc.	1,500,000	24,825,000
		25,666,944

Technology Hardware & Equiptment - 0.7%
MEMC Electronic Materials (a)(c)	325,000	5,404,750

Tobacco - 4.6%
Philip Morris International, Inc.	690,580	33,658,869

Trading Companies & Distributors - 3.5%
Rush Enterprises, Inc. - Class A (a)	299,907	3,874,798
Rush Enterprises, Inc. - Class B (a)	31,407	342,022
WESCO International, Inc. (a)	750,000	21,600,000
		25,816,820

Total Common Stocks		583,264,320
(Cost $527,740,131)

Investment Companies - 3.2%
Loomis Sayles Bond Fund	1,825,000	23,706,750

Total Investment Companies		23,706,750
(Cost $19,071,250)

	Principal
Name of Issuer or Title of Issue	Amount	Value

SHORT-TERM INVESTMENTS - 9.6%
Citigroup Funding Commercial Paper, 0.062%, 10/07/2009	$15,000,000	14,999,620
Citigroup Funding Commercial Paper, 0.072%, 10/08/2009	10,000,000	9,999,704
Citigroup Funding Commercial Paper, 0.082%, 10/09/2009	10,000,000	9,999,662
HSBC Finance Commercial Paper, 0.022%, 10/8/2009	10,000,000	9,999,821
Societe Generale North America Inc. Commercial Paper, 0.033%, 10/14/2009	25,000,000	24,999,530

Total Short-Term Investments		69,998,337
(Cost $69,998,337)
TOTAL INVESTMENTS		676,969,407
(Cost $616,809,718) - 92.8%
ASSETS IN EXCESS OF		68,517,946
OTHER LIABILITIES - 7.2%
TOTAL NET ASSETS - 100.0%		$745,487,353

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign company.
(c) Shares are held as collateral for all or a portion of a corresponding written option contract.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF WRITTEN OPTIONS
September 30, 2009 (Unaudited)
ember 30, 2009 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS - 1.1%
Bank of America Corp.
Expiration November 2009
Exercise Price $13.00	3,000	$1,245,000
Cemex S.A. de C.V. - ADR
Expiration October 2009
Exercise Price $12.50	2,000	240,000
Cemex S.A. de C.V. - ADR
Expiration October 2009
Exercise Price $13.00	2,000	134,000
CONSOL Energy Inc.
Expiration October 2009
Exercise Price $40.00	2,000	1,100,000
CONSOL Energy Inc.
Expiration January 2011
Exercise Price $50.00	2,000	1,680,000
Goodyear Tire & Rubber Company
Expiration October 2009
Exercise Price $12.50	1,500	705,000
Goodyear Tire & Rubber Company
Expiration October 2009
Exercise Price $17.50	1,000	55,000
Legg Mason Inc.
Expiration November 2009
Exercise Price $25.00	2,000	1,280,000
MEMC Electronic Materials
Expiration January 2011
Exercise Price $20.00	3,250	942,500
Reliance Steel & Aluminum Co.
Expiration December 2009
Exercise Price $40.00	1,000	530,000

Total Written Call Options		$7,911,500
(Premiums received $7,167,672)

Summary of Fair Value Exposure at September 30, 2009
The Fund performed an analysis of all existing investments to determine the significance and charater of all imputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Common Stocks	$583,264,320	$-	$-	$583,264,320

Investment Companies	23,706,750	-	-	23,706,750

Short-Term Investments	-	69,998,337	-	69,998,337

Total Investments in Securities	$606,971,070	$69,998,337	$-	$676,969,407

Written Option Contracts	$7,911,500	$-	$-	$7,911,500

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments                                                                $ 616,809,718
Gross unrealized appreciation                                               $ 153,206,147
Gross unrealized depreciation                                                  (93,046,458)
Net unrealized depreciation                                                   $    60,159,689

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)   /s/ Ronald H. Muhlenkamp
                                                   Ronald H. Muhlenkamp, President

Date           11/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ronald H. Muhlenkamp
                                                    Ronald H. Muhlenkamp, President

Date           11/20/2009
By (Signature and Title)*   /s/ James S. Head
                                                     James S. Head, Treasurer

Date           11/20/2009

* Print the name and title of each signing officer under his or her signature.